   As filed with the Securities and Exchange Commission on December 22, 1998


                                                      File No. 333-57579
                                                      File No. 811-08831

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]


          Pre-Effective Amendment No.     [ ]
          Post-Effective Amendment No. 1  [X]


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
          Amendment No. 1

                 STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY
                      VARIABLE ANNUITY SEPARATE ACCOUNT
                         (Exact Name of Registrant)

                 STATE FARM LIFE AND ACCIDENT ASSURANCE COMPANY
                            (Name of Depositor)

                            One State Farm Plaza
                      Bloomington, Illinois 61710-0001
             (Address of Depositor's Principal Executive Offices)

                 Depositor's Telephone Number: (309) 766-0886

                            Laura P. Sullivan
                          One State Farm Plaza
                     Bloomington, Illinois 61710-0001
              (Name and Address of Agent for Service of Process)

                                 Copy to:
                         Stephen E. Roth, Esquire
                      Sutherland Asbill & Brennan LLP
                       1275 Pennsylvania Avenue, N.W.
                        Washington, D.C. 20004-2415

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of the Registration Statement.



         It is proposed that this filing will become effective:

    [X]  immediately upon filing pursuant to paragraph (b) of Rule 485.
    [ ]  on (date) pursuant to paragraph (b) of Rule 485.
    [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

                     TITLE OF SECURITIES BEING REGISTERED:
                 Individual variable deferred annuity policies.

The registrant hereby incorporates its prospectus herein by reference to the prospectus contained in the initial filing on Form N-4 for the registrant (File No. 333-57579) filed with the Securities and Exchange Commission on June 24, 1998.



The registrant hereby incorporates its statement of additional information herein by reference to the statement of additional information contained in the initial filing on Form N-4 for the registrant (File No. 333-57579) filed with the Securities and Exchange Commission on June 24, 1998.

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial statements are included in Part B.

(b)  Exhibits

     (1) Resolutions of the Board of Directors of State Farm Life and Accident Assurance Company ("State Farm") establishing the State Farm Life and Accident Assurance Company Variable Annuity Separate Account (the "Variable Account"). (1)

     (2)  Not Applicable.

     (3)  Distribution Agreement. (1)


     (4)  (a)  Form of Policy. (1)
          (b)  Riders to Form of Policy (1)

     (5)  Application.

     (6)  (a)  Articles of Incorporation of State Farm. (1)
          (b)  By-Laws of State Farm. (1)

     (7)  Not Applicable.

     (8)  Form of Participation Agreement. (1)


     (9)  Opinion and Consent of Counsel. (1)


     (10) (a)  Consent of Sutherland Asbill & Brennan LLP. (1)
          (b)  Consent of Coopers & Lybrand L.L.P. (1)

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Not Applicable.

     (14) Powers of Attorney (2)

---------------------

1. Incorporated herein by reference to the filing of this registration statement on Form N-4 (File No. 333-57579) filed with the Securities and Exchange Commission on June 24, 1998.


2. Incorporated herein by reference to Exhibit 12 of the registration statement on Form S-6 (File No. 333-64345) filed with the Securities and Exchange Commission on September 25, 1998


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


       NAME AND PRINCIPAL
       BUSINESS ADDRESS/*/       Position with State Farm
       ----------------          ------------------------
       Marvin D. Bower           Chairman of the Board and Director
       Edward B. Rust, Jr.       Director; President
       Roger B. Tompkins         Director: Executive Vice President
       Darrell W. Beernink       Vice President and Actuary
       Charles R. Wright         Director; Agency Vice President
       Bruce Callis              Director
       Robert S. Eckley          Director
       Roger S. Joslin           Director
       R.J. Lehman               Director
       Kurt G. Moser             Director; Vice President - Investments
       Laura P. Sullivan         Director; Vice President - Counsel and Secretary
       Vincent J. Trosino        Director
       Mary Rebecca Blakeslee    Vice President - Life/Health Underwriting
       James G. Fisher           Vice President - Operations
       James A. Malay            Vice President - Policyholder Systems
       William A. Montgomery     Senior Vice President and General Counsel
       Danny L. Scott, M.D.      Vice President and Medical Director
       Dale R. Egeberg           Vice President and Controller - Life
       Robert Myer               Vice President - Life/Health Field Services
       Terry L. Huff             Vice President - Advanced Products
       Max E. McPeek             Vice President - Compliance

* The principal business address of all the persons listed above is One State Farm Plaza, Bloomington, Illinois 61710-0001.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

State Farm Mutual Automobile Insurance Company

          State Farm County Mutual Insurance Company of Texas (Common
            Management)
          State Farm General Insurance Company (100% Ownership)
          State Farm Fire and Casualty Company (100% Ownership)
          State Farm Life Insurance Company (100% Ownership)
                 State Farm Annuity and Life Insurance Company (100% Ownership) State Farm Life and Accident Assurance Company (100% Ownership)
          State Farm Indemnity Company (100% Ownership)
          Amberjack, Ltd. (100% Ownership)
                 Fiesta Jack, Ltd. (100% Ownership)
          State Farm Lloyds, Inc. (100% Ownership)
          State Farm Investment Management Corp. (100% Ownership)
          State Farm International Services, Inc. (100% Ownership)
          State Farm VP Management Corp. (100% Ownership)
          Insurance Placement Services, Inc. (100% Ownership)

ITEM 27.  NUMBER OF POLICY OWNERS

          There are 277 policy owners as of November 30, 1998.

ITEM 28.  INDEMNIFICATION

          Illinois Business Corporation Act Chapter 805 Section 5/8.75 is a comprehensive provision that defines the power of Illinois corporations to provide for the indemnification of its officers, directors, employees and agents. This Section also authorizes Illinois corporations to purchase and maintain insurance on behalf of directors, officers, employees or agents of the corporation.

          The Articles of Incorporation, as amended, and the Bylaws of State Farm Life and Accident Assurance Company do not provide for the indemnification of officers, directors, employees or agents of the Company.

ITEM 29.  PRINCIPAL UNDERWRITER

          (a) State Farm VP Management Corp. ("State Farm VP") is the registrant's principal underwriter.

          (b)  Officers and Directors of State Farm VP.

Name and Principal        Positions and Offices
Business Address*         With the Underwriter
------------------        ---------------------
Edward B. Rust, Jr.       Director; President, CEO
Roger S. Joslin           Director; Vice President and
                           Treasurer; CFO
Kurt G. Moser             Director
Charles R. Wright         Director; Vice President,
                           Sales and Marketing
Roger B. Tompkins         Director; Vice President,
                           Administration; COO
Ralph O. Bolt             Assistant Vice President,
                           Sales and Marketing
David R. Grimes           Assistant Vice President,
                           Financial; Secretary
Terry L. Huff             Assistant Vice President,
                           Administration; Manager, OSJ
Max E. McPeek             Assistant Vice President, Compliance;
                           Chief Compliance Officer


* The principal business address of all of the persons listed above is One State Farm Plaza, Bloomington, Illinois 61710-0001.

ITEM 30.  LOCATION OF BOOKS AND RECORDS

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by State Farm at One State Farm Plaza, Bloomington, Illinois 61710-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

          (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Policies offered herein are being accepted.

          (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to State Farm for a Statement of Additional Information.

          (c) The registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to State Farm at the address or phone number listed in the prospectus.

          (d) State Farm represents that in connection with its offering of the Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-
               88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

          (e) State Farm represents that the fees and charges under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by State Farm.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Bloomington, and the State of Illinois, on this 22nd day of December, 1998.


                              State Farm Life and Accident Assurance Company Variable Annuity Separate Account (Registrant)

Attest: /s/ Stephen L. Horton  By:                *
-----------------------------       ------------------------------
                                    Edward B. Rust, Jr.
                                    President
                                    State Farm Life and Accident Assurance Company

                               By:  State Farm Life and Accident Assurance Company (Depositor)

Attest: /s/ Stephen L. Horton  By:                *
-----------------------------       ------------------------------
                                    Edward B. Rust, Jr.
                                    President
                                    State Farm Life and Accident Assurance Company

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                           Date
---------                    -----                           ----

           *                 President and Director
-----------------------      (Principal Executive Officer)
Edward B. Rust, Jr.


           *                 Vice President and Actuary
-----------------------      (Principal Financial Officer)
Darrell W. Beernink


           *                 Vice President and Controller - Life
-----------------------      (Principal Accounting Officer)
Dale R. Egeberg


           *                 Director
-----------------------
Marvin D. Bower

                             Director
-----------------------
Roger B. Tompkins

           *                 Director
-----------------------
Robert S. Eckley

           *                 Director
-----------------------
Bruce Callis

           *                 Director
-----------------------
Roger S. Joslin

           *                 Director
-----------------------
Kurt G. Moser

           *                 Director
-----------------------
R. J. Lehman

           *                 Director
-----------------------
Laura P. Sullivan

           *                 Director
-----------------------
Vincent J. Trosino

           *                 Director
-----------------------
Charles R. Wright

* By  /s/ Terry Huff                                  Date: December 22, 1998
      -----------------
          Terry Huff

          Pursuant to Power
           of Attorney

Exhibit Index


(5)   Application.